Marketable securities	6 Months Ended
Jun. 30, 2023
Marketable securities [Abstract]
Marketable securities
Note 3.	Marketable securities

Marketable securities consisted of the following:

	As of June 30, 2023
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value (Level 2)
	(Unaudited)
Corporate bond	$17,132	$—	$(130)	$17,002
Agency bond	34,542	2	(246)	34,298
Treasury bills	3,950	—	(3)	3,947
US Government	9,100		(140)	8,960
Commercial paper	695	—	—	695
Total	$65,419	$2	$(519)	$64,902

	As of December 31, 2022
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value (Level 2)
Corporate bond	$20,963	$—	$(266)	$20,697
Agency bond	24,394	8	(237)	24,165
Treasury bills	7,126	—	(9)	7,117
US Government	10,005	—	(187)	9,818
Municipality	175	—	—	175
Commercial paper	4,796	—	—	4,796
Total	$67,459	$8	$(699)	$66,768

As of June 30, 2023 and December 31, 2022, no continuous unrealized losses for twelve months or greater were identified.

The allowance for credit losses for the six months ended June 30, 2023 was not material.

The following table summarizes the Company’s marketable securities by contractual maturities:

June 30, 2023
(Unaudited)
Due in 1 year or less	$57,605
Due in 1 year through 2 years	7,297
Total	$64,902